Jan. 31, 2017
Neuberger Berman Absolute Return Multi-Manager Fund
Neuberger Berman Absolute Return Multi-Manager Fund
Neuberger Berman Alternative and Multi-Asset Class Funds®

Supplement to the Summary Prospectus and Prospectus dated February 29, 2016, as amended and supplemented

Neuberger Berman Absolute Return Multi-Manager Fund

                 Class A, Class C, Institutional Class and Class R6

This supplement describes important changes affecting Neuberger Berman Absolute Return Multi-Manager Fund (the “Fund”).  These changes were proposed by Neuberger Berman Investment Advisers LLC (“NBIA”) and approved by the Board of Trustees (the “Board”) of Neuberger Berman Alternative Funds as being in the best interests of the Fund’s shareholders.  If you have any questions regarding these changes, please contact NBIA at 877-628-2583.

New Strategy

Effective on or about February 3, 2017, NBIA will add a Global Equity Long/Short investment strategy with a focus on financials for the Fund.  NBIA will manage the new strategy. NBIA is the existing investment manager for the Fund.

The following information supplements and supersedes any contrary information in the Summary Prospectus and Prospectus.

As a result of these changes, effective February 3, 2017, each of the Class A, Class C, Institutional Class and Class R6 Summary Prospectuses and Prospectuses of the Fund dated February 29, 2016, as amended and supplemented, are revised as follows:

The following is added to the end of the first paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus:

The Portfolio Managers retain investment discretion to invest Fund assets directly, using other portfolio managers of the Manager, and may do so for certain investment strategies.

The fifth sentence of the paragraph entitled “Equity Long/Short” of the “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

One subadviser focuses its long/short equity strategy on securities of companies in the health care sector; another subadviser focuses its long/short equity strategy on the energy sector; while a long/short equity strategy managed by the Manager focuses on securities of companies in the financials sector.

In the section entitled “Principal Investment Risks” of the Summary Prospectus and Prospectus, the following is added after the third paragraph under the heading “Sector Risk”:

Because the Manager invests a portion of the Fund’s assets primarily in securities of companies in the financials sector, the Fund’s performance may be adversely affected by a downturn in that sector.  Risks of investing in securities of companies in the financials sector include, among other risks, decreased liquidity in credit markets, changes in interest rates, the costs of complying with existing government regulations, and uncertainty about future government regulation. Financial companies may also be exposed to risks related to their various lines of business.  For example, financial companies engaged in mortgage lending are subject to fluctuations in real estate values.